Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Other Operating Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Profit or loss [Abstract]
Loss on disposal of property, plant and equipment			¥ 14,020	¥ 14,874
Loss on disposal of subsidiary				13,647
Loss on dilution of equity interest in joint venture				2,848
Foreign exchange loss, net			4,006	45,354
Fair value loss on held for trading investment			243	10,871
Fair value loss on foreign exchange forward contract			140
Goodwill written off			1,131
Others	¥ 22,719	$ 3,589	3,059
Other operating expenses	¥ 22,719	$ 3,589	¥ 22,599	¥ 87,594